Notes Receivables (Details) - USD ($)	Mar. 31, 2023	Feb. 28, 2023	Feb. 24, 2023	Dec. 31, 2022		Oct. 31, 2022	Sep. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Notes Receivables (Details) [Line Items]
Note payable (in Dollars)			$ 1,673,525	$ 5,995,249	[1]					[1]
Fixed interest rate			8.00%						51.00%
Note receivable (in Dollars)	$ 588,858
Interest rates on loans issued						4.00%
Term loans	3 years			3 years
HONG KONG
Notes Receivables (Details) [Line Items]
Fixed interest rate							10.85%
Interest rates on loans issued		13.75%
Term loans				25 years
Minimum [Member]
Notes Receivables (Details) [Line Items]
Interest rates on loans issued	9.00%			9.00%					6.25%
Maximum [Member]
Notes Receivables (Details) [Line Items]
Interest rates on loans issued				10.00%				10.00%	10.00%

[1]	The Company purchased an office premises from the shareholder in January 2022, based on its historical carrying amount.